Nature of Operations and Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Nature of Operations and Organization
Nature of Operations and Organization

1.Nature of Operations and Organization

Oklo Inc. (the “Company”), formerly, UPower Technologies, Inc., was incorporated on July 3, 2013. The Company is developing advanced fission power plants called “powerhouses” to provide clean, reliable, and affordable energy at scale. The Company is pursuing two complementary tracks to address this demand: providing reliable, commercial-scale energy to customers; and selling used nuclear fuel recycling services to the U.S. market.

The Company plans to commercialize its liquid metal fast reactor technology with the Aurora powerhouse product line. The first commercial Aurora powerhouse is designed to produce up to 15 megawatts of electricity (MWe) on both recycled nuclear fuel and fresh fuel. The Company’s advanced fission technology has a history of successful operation, first demonstrated by the Experimental Breeder Reactor-II, which sold and supplied power to the grid and showed effective waste recycling capabilities for over 30 years of operation. Furthermore, the Company has achieved several significant deployment and regulatory milestones, including securing a site use permit from the U.S. Department of Energy (“DOE”) for the Idaho National Laboratory (“INL”) Site and a fuel award from INL for a commercial-scale advanced fission power plant in Idaho.

On May 9, 2024, pursuant to an Agreement and Plan of Merger and Reorganization (as amended, modified, supplemented or waived, the “Merger Agreement”), dated July 11, 2023, by and among the Company, AltC Acquisition Corp., a Delaware corporation (“AltC”) and AltC Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of AltC (“Merger Sub”), Merger Sub was merged with and into the Company, with the Company surviving the merger as a wholly owned subsidiary of AltC (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”) (as further described in Note 15). In connection with the closing of the Business Combination, AltC changed its name to Oklo Inc.

Liquidity

As of March 31, 2024, the Company’s cash and cash equivalents were $38,018,782. The Company continues to incur significant operating losses. For the three months ended March 31, 2024, the Company had a net loss of $24,022,085 and used cash in operating activities of $7,287,377. As of March 31, 2024, the Company had accumulated deficits of $85,515,529. Management expects that significant on-going operating expenditures will be necessary to successfully implement the Company’s business plan and develop of its powerhouses. These circumstances raised substantial doubt about the Company’s ability to continue as a going concern for at least the next twelve months.

Immediately following the closing of the Business Combination (the “Closing”), the Company had additional cash of approximately $263.3 million, after giving effect to the payment of transaction expenses, which will be utilized to fund the Company’s powerhouses, operations and growth plans. The Company believes that as a result of the Business Combination its existing cash and cash equivalents, as well as cash received from the Business Combination, will be sufficient to fund its operations for the next twelve months from the date the financial statements were issued as of and for the three months ended March 31, 2024.

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

1. Nature of Operations

Oklo Inc. (the “Company”), formerly, UPower Technologies, Inc., was incorporated on July 3, 2013. The Company is developing advanced fission power plants to provide clean, reliable, and affordable energy at scale. The Company is pursuing two complementary tracks to address this demand: providing reliable, commercial-scale energy to customers; and selling used nuclear fuel recycling services to the U.S. market.

The Company plans to commercialize its liquid metal fast reactor technology with the Aurora powerhouse product line. The first commercial Aurora powerhouse is designed to produce up to 15 megawatts of electricity (MWe) on both recycled nuclear fuel and fresh fuel. The Company’s advanced fission technology has a history of successful operation, first demonstrated by the Experimental Breeder Reactor-II, which sold and supplied power to the grid and showed effective waste recycling capabilities for over 30 years of operation. Furthermore, the Company has achieved several significant deployment and regulatory milestones, including securing a site use permit from the U.S. Department of Energy (“DOE”) for the Idaho National Laboratory (“INL”) Site and a fuel award from INL for a commercial-scale advanced fission power plant in Idaho.

Liquidity and Going Concern

As of December 31, 2023 and 2022, the Company’s cash and cash equivalents were $9,867,588 and $9,653,528, respectively. The Company continues to incur significant operating losses. For the years ended December 31, 2023 and 2022, the Company had a net loss of $32,172,657 and $10,023,891, respectively, and used cash in operating activities of $15,997,695 and $9,992,525, respectively. As of December 31, 2023 and 2022, the Company had accumulated deficits of $61,493,444 and $29,320,787, respectively. Management expects that significant on-going operating expenditures will be necessary to successfully implement the Company’s business plan and develop and market its products. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these consolidated financial statements are issued. Implementation of the Company’s plans and its ability to continue as a going concern will depend upon the Company’s ability to establish a source of revenue and raise additional capital to fund its operations.

The Company plans to access capital resources through possible public or private equity offerings, debt financings, corporate collaborations, and other means. The Company is also seeking to access the capital markets upon consummation of an agreement and plan of merger and reorganization (the “Business Combination”) entered into July 11, 2023 with AltC Acquisition Corp., a public entity (“AltC”), and special purpose acquisition company (“SPAC”). The Company is expected to close on the transaction in mid-2024, subject to approval from AltC and the Company’s shareholders. The transaction is expected to result in the Company becoming a wholly owned subsidiary of AltC, with the Company surviving as a wholly-owned subsidiary of AltC.

The Company has historically been able to raise capital through equity and equity-linked instruments, such as simple agreement for future equity (“SAFE”) and alternative arrangements, although no assurance can be provided that it will continue to be successful in the future (refer to the heading SAFE Notes and Letter of Intent in Note 14). While the Company believes that it has a reasonable basis for its expectation and it will be able to raise additional funds or close on the Business Combination satisfactory to AltC and its shareholders, there is no assurance that the Company will be able to complete additional financing or complete the Business Combination in a timely manner.

The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary if the Company is unable to continue as a going concern due to the inability to obtain adequate financing in the future.